Taxation (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Components of income taxes
Income taxes consist of the following:

	Year ended December 31
(In US$ millions)	2014	2013	2012
Current tax expense:
Bermuda	—	—	—
Foreign	23	200	167
Deferred tax (benefit)/expense:
Bermuda	—	—	—
Foreign	(4)	(50)	58
Tax related to internal sale of assets in subsidiary, amortized for group purposes	—	4	7
Total tax expense	19	154	232
Effective tax rate	0.5%	5.2%	16.1%

Income tax reconciliation
The income taxes for the years ended December 31 2014, 2013 and 2012 differed from the amount computed by applying the Bermudan statutory income tax rate of 0% as follows:

	Year ended December 31
(In US$ millions)	2014	2013	2012
Income taxes at statutory rate	—	—	—
Effect of transfers to new tax jurisdictions	—	4	7
Effect of change on uncertain tax positions relating to prior year	(85)	(7)	91
Effect of taxable income in various countries	104	157	134
Total tax expense	19	154	232

Net deferred tax assets (liabilities)
Deferred Income Taxes

Deferred income taxes reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. The net deferred tax assets (liabilities) consist of the following:

Deferred Tax Assets:

(In US$ millions)	December 31, 2014	December 31, 2013
Pension	19	12
Provisions	20	8
Net operating losses carried forward	291	130
Other	3	2
Gross deferred tax asset	333	152
Valuation allowance related to net operating losses carried forward	(280)	(115)
Net deferred tax asset	53	37

Deferred Tax Liability:

(In US$ millions)	December 31, 2014	December 31, 2013
Property, plant and equipment	60	60
Foreign exchange	7	—
Gross deferred tax liability	67	60
Net deferred tax	(14)	(23)

Net deferred taxes are classified as follows:

(In US$ millions)	December 31, 2014	December 31, 2013
Short-term deferred tax asset	19	—
Long-term deferred tax asset	34	37
Long-term deferred tax liability	(67)	(60)
Net deferred tax	(14)	(23)

Changes to liabilities related to unrecognized tax benefits
The changes to our liabilities related to unrecognized tax benefits, including interest and penalties that we recognize as a component of income tax expense, where as follows:

	Year ended December 31
(In US$ millions)	2014	2013	2012
Balance beginning of period	147	154	63
Increases as a result of positions taken in prior periods	9	29	109
Increases as a result of positions taken during the current period	—	12	8
Decreases as a result of positions taken in prior periods	(147)	(14)	(26)
Decreases as a result of positions taken in the current period	—	(34)	—
Balance end of period	9	147	154

Earliest tax years that remain subject to examination by major taxable jurisdictions
The following table summarizes the earliest tax years that remain subject to examination by the major taxable jurisdictions in which the Company operates:

Jurisdiction	Earliest Open Year
United States	2013
Angola	2007
Australia	2008
Nigeria	2007
Norway	2007
Thailand	2003